SCHEDULE OF CASH ON HAND AND CASH AT BANK (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		¥ 324,134	¥ 640,119
Total cash balances	$ 46,351	324,134	640,119
CHINA
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		241,546	418,792
CHINA | RMB Curreny [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		217,384	257,829
CHINA | US Dollar [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		24,162	160,963
HONG KONG
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		45,973	180,551
HONG KONG | RMB Curreny [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		45,973
HONG KONG | US Dollar [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions			180,551
JAPAN
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		29,020	36,295
JAPAN | Japanese Yen Currency [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		18,450	25,265
UNITED STATES | US Dollar [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		10,570	11,030
UNITED STATES | Malaysian Ringgit Currency [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		174	77
UNITED STATES | Korean Won Currency [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions			49
UNITED STATES | Mexican Currency [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions			7
MALAYSIA
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		637	919
MALAYSIA | Malaysian Ringgit Currency [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		463	842
SINGAPORE
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		6,958	3,144
SINGAPORE | US Dollar [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		4,756	1,166
SINGAPORE | Singapore Dollar [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions		2,202	1,978
KOREA, REPUBLIC OF
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions			411
KOREA, REPUBLIC OF | Korean Won Currency [Member]
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions			362
MEXICO
CashAndDueFromBanksLineItems [Line Items]
Total cash balances held at financial institutions			¥ 7